Consolidated Balance Sheets (Unaudited) (Parentheticals) ¥ in Thousands	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) shares
Condensed Financial Information of the Parent Company [Abstract]
Including amounts of the consolidated VIEs (in Dollars and Yuan Renminbi)	¥ 272,954		¥ 230,819
Preferred share, par value (in Dollars per share) | $ / shares		$ 0.0001
Preferred share, shares authorized	10,000,000	10,000,000	10,000,000
Preferred share, shares issued
Preferred share, shares outstanding
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares, shares authorized	990,000,000	990,000,000	990,000,000
Ordinary shares, shares issued	13,567,793	13,567,793	392,113,953
Ordinary shares, shares outstanding	13,567,793	13,567,793	392,113,953